Lease liabilities (Details) - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Lease liabilities - current	$ 1,330	$ 2,758
Lease liabilities, non-current	437	3,014
Total	1,767	5,772
After 1 year but within 2 years
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Lease liabilities, non-current	437	1,683
After 2 years but within 5 years
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Lease liabilities, non-current	$ 0	$ 1,331